Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
April 30, 2018

Dates Covered
Collections Period	04/01/18 - 04/30/18
Interest Accrual Period	04/16/18 - 05/14/18
30/360 Days	30
Actual/360 Days	29
Distribution Date	05/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/18	532,127,932.49	23,523
Yield Supplement Overcollateralization Amount 03/31/18	28,252,827.77	0
Receivables Balance 03/31/18	560,380,760.26	23,523
Principal Payments	16,470,538.23	336
Defaulted Receivables	879,822.87	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/18	27,052,766.71	0
Pool Balance at 04/30/18	515,977,632.45	23,152

Pool Statistics	$ Amount	# of Accounts
Pool Factor	77.05%
Prepayment ABS Speed	1.37%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,138,423.27	129
Past Due 61-90 days	894,009.40	43
Past Due 91-120 days	305,961.44	17
Past Due 121+ days	0.00	0
Total	4,338,394.11	189

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.80%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.22%
Delinquency Trigger Occurred	NO

Recoveries	540,167.90
Aggregate Net Losses/(Gains) - April 2018	339,654.97
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.73%
Prior Net Losses Ratio	1.05%
Second Prior Net Losses Ratio	0.55%
Third Prior Net Losses Ratio	0.83%
Four Month Average	0.79%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.44%

Overcollateralization Target Amount	10,577,541.47
Actual Overcollateralization	10,577,541.47
Weighted Average APR	3.39%
Weighted Average APR, Yield Adjusted	5.57%
Weighted Average Remaining Term	59.01

Flow of Funds	$ Amount

Collections	18,566,100.33
Investment Earnings on Cash Accounts	24,552.01
Servicing Fee	(466,983.97)
Transfer to Collection Account	0.00
Available Funds	18,123,668.37

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	806,806.95
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	5,241,677.42
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	10,577,541.47
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,474,633.78

Total Distributions of Available Funds	18,123,668.37

Servicing Fee	466,983.97
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 04/16/18	521,219,309.87
Principal Paid	15,819,218.89
Note Balance @ 05/15/18	505,400,090.98

Class A-1
Note Balance @ 04/16/18	0.00
Principal Paid	0.00
Note Balance @ 05/15/18	0.00
Note Factor @ 05/15/18	0.0000000%

Class A-2a
Note Balance @ 04/16/18	114,269,654.93
Principal Paid	7,909,609.44
Note Balance @ 05/15/18	106,360,045.49
Note Factor @ 05/15/18	85.0880364%

Class A-2b
Note Balance @ 04/16/18	114,269,654.94
Principal Paid	7,909,609.45
Note Balance @ 05/15/18	106,360,045.49
Note Factor @ 05/15/18	85.0880364%

Class A-3
Note Balance @ 04/16/18	229,000,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	229,000,000.00
Note Factor @ 05/15/18	100.0000000%

Class A-4
Note Balance @ 04/16/18	52,030,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	52,030,000.00
Note Factor @ 05/15/18	100.0000000%

Class B
Note Balance @ 04/16/18	11,650,000.00
Principal Paid	0.00
Note Balance @ 05/15/18	11,650,000.00
Note Factor @ 05/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	829,815.70
Total Principal Paid	15,819,218.89
Total Paid	16,649,034.59

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	153,311.79
Principal Paid	7,909,609.44
Total Paid to A-2a Holders	8,062,921.23

Class A-2b
One-Month Libor	1.89688%
Coupon	1.99688%
Interest Paid	183,813.91
Principal Paid	7,909,609.45
Total Paid to A-2b Holders	8,093,423.36

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.2560025
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.9438441
Total Distribution Amount	25.1998466

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.2264943
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	63.2768755
Total A-2a Distribution Amount	64.5033698

A-2b Interest Distribution Amount	1.4705113
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	63.2768756
Total A-2b Distribution Amount	64.7473869

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	331.35
Noteholders' Principal Distributable Amount	668.65

Account Balances	$ Amount

Reserve Account
Balance as of 04/16/18	1,664,191.04
Investment Earnings	2,176.15
Investment Earnings Paid	(2,176.15)
Deposit/(Withdrawal)	-
Balance as of 05/15/18	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04